Government Obligations	12 Months Ended
Dec. 31, 2012
Government Obligations [Abstract]
Government Obligations

8. Government Obligations

Government obligations represent amounts due to government entities, specifically the Department of Justice (“DOJ”) and the Securities and Exchange Commission (“SEC”), in final settlement of the investigations involving violations of the Foreign Corrupt Practices Act (the “FCPA”) and violations of the Securities Act of 1933 (the “Securities Act”) and the Securities Exchange Act of 1934 (the “Exchange Act”). These investigations stemmed primarily from the Company’s former operations in Bolivia, Ecuador and Nigeria. In May 2008, the Company reached final settlement agreements with the DOJ and the SEC to settle their investigations. As previously disclosed, the agreements provided for an aggregate payment of $32,300, including $22,000 in fines to the DOJ related to the FCPA violations, consisting of $10,000 paid on signing and $4,000 annually for three years thereafter, with no interest due on unpaid amounts, and $10,300 to the SEC, consisting of $8,900 of profit disgorgement and $1,400 of pre-judgment interest, payable in four equal annual installments of $2,575 with the first installment paid on signing and annually for three years thereafter. Post-judgment interest was payable on the outstanding $7,725.

In May 2008, the Company paid $12,575 of the aggregate obligation, which consisted of the initial $10,000 payment to the DOJ, and the first installment of $2,575 to the SEC, inclusive of all pre-judgment interest. In 2009 and 2010, the Company paid $6,575 of the aggregated obligation each year, which consisted of the $4,000 annual installment to the DOJ and the $2,575 annual installment to the SEC, inclusive of all pre-judgment interest.

In May 2011, the Company paid the remaining related aggregated obligation of $6,575, consisting of $4,000 and $2,575 to the DOJ and SEC, respectively, and in October 2011 paid $118, which completed payment of the post-judgment interest owed under the settlement agreements. All sums due under the settlement agreements have now been paid in full.